Filed pursuant to 497(e) File Nos. 033-68666 and 811-08004
AMG Funds
Prospectus
February 27, 2017 (As revised October 1, 2017)

AMG GW&K U.S. Small Cap Growth Fund
(formerly ASTON Small Cap Fund)
Class N: ATASX       Class I: ATSIX        Class Z: ATAZX
AMG Managers Fairpointe ESG Equity Fund
(formerly AMG Managers Fairpointe Focused Equity Fund)
Class N: AFPTX       Class I: AFFEX
AMG Managers Guardian Capital Global Dividend Fund
(formerly ASTON/Guardian Capital Global Dividend Fund)
Class N: AGCNX       Class I: AGCDX
AMG Managers Lake Partners LASSO Alternatives Fund
(formerly ASTON/Lake Partners LASSO Alternatives Fund)
Class N: ALSNX       Class I: ALSOX
AMG Managers LMCG Small Cap Growth Fund
(formerly ASTON/LMCG Small Cap Growth Fund)
Class N: ACWDX       Class I: ACWIX
AMG Managers Montag & Caldwell Balanced Fund
(formerly ASTON/Montag & Caldwell Balanced Fund)
Class N: MOBAX       Class I: MOBIX
AMG Managers Montag & Caldwell Growth Fund
(formerly ASTON/Montag & Caldwell Growth Fund)
Class N: MCGFX       Class I: MCGIX        Class R: MCRGX
AMG Managers Montag & Caldwell Mid Cap Growth Fund
(formerly ASTON/Montag & Caldwell Mid Cap Growth Fund)
Class N: AMCMX        Class I: AMMCX
AMG Managers Value Partners Asia Dividend Fund
(formerly ASTON/Value Partners Asia Dividend Fund)
Class N: AVADX       Class I: AAVPX

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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Summary of The Funds
AMG GW&K U.S. Small Cap Growth Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Value Partners Asia Dividend Fund

Additional Information About the Funds
AMG GW&K U.S. Small Cap Growth Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Value Partners Asia Dividend Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management
Performance of Subadvisers in Similar Accounts

Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

75	Financial Highlights

AMG Funds	1

AMG GW&K U.S. Small Cap Growth Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Value Partners Asia Dividend Fund

97	How To Contact Us

2	AMG Funds

Summary of The Funds

AMG GW&K U.S. Small Cap Growth Fund
(formerly ASTON Small Cap Fund)
Investment Objective
The AMG GW&K U.S. Small Cap Growth Fund (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z1
Management Fee[2]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.35%	0.35%	0.28%
Total Annual Fund Operating Expenses	1.30%	1.05%	0.98%
Fee Waiver and Expense Reimbursements[3]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.22%	0.97%	0.90%
[1]	Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.90% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$124	$404	$705	$1,560
Class I	$ 99	$326	$572	$1,275
Class Z	$ 92	$304	$534	$1,194
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of May 12, 2017, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 23, 2017), the range of market capitalizations was $144 million to $4.37 billion. As of March 31, 2017, the range of market capitalizations of the S&P SmallCap 600 Index was $29.43 million to $4.10 billion. As of March 31, 2017, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $48.87 million to $5.40 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), intends to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s

AMG Funds	3

Summary of The Funds

investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and healthcare sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. As of February 1, 2016, GW&K Investment Management, LLC became the subadviser to the Fund. Performance prior to that date reflects the performance of a previous subadviser.
Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16  (Class N)
Best Quarter: 16.79% (4th Quarter 2010)
Worst Quarter: -25.91% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/16
AMG GW&K U.S. Small Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	8.45%	7.59%	4.85%
Class N Return After Taxes on Distributions	-1.59%	0.55%	1.11%
Class N Return After Taxes on Distributions and Sale of Fund Shares	12.63%	5.84%	3.85%
Class I Return Before Taxes	8.73%	7.84%	5.11%
Russell 2000® Growth Index* (reflects no deduction for fees, expenses, or taxes)
	11.32%	13.74%	7.76%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
	21.31%	14.46%	7.07%
*The Russell 2000® Growth Index replaced the Russell 2000® Index as the Fund’s primary benchmark on October 1, 2016 because the Investment Manager

4	AMG Funds

Summary of The Funds

and the Subadviser believe the Russell 2000® Growth Index is more representative of the Fund’s investment strategies.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
GW&K Investment Management, LLC
Portfolio Managers
Daniel L. Miller, CFA
Partner and Director of Equities, GW&K; Portfolio Manager of the Fund since 02/16.
Joseph C. Craigen, CFA
Principal, GW&K; Portfolio Manager of the Fund since 02/16.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts):  $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Summary of The Funds

AMG Managers Fairpointe ESG Equity Fund
(formerly AMG Managers Fairpointe Focused Equity Fund)
Investment Objective
The Fund seeks long-term total return through capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fees[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1,2]	1.25%	1.25%
Total Annual Fund Operating Expenses	2.20%	1.95%
Fee Waiver and Expense Reimbursements[3]	(1.05)%	(1.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.15%	0.90%
[1]	Expense information has been restated to reflect current fees.
[2]	Other expenses have been restated to exclude organizational fees from the prior fiscal year.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$117	$587	$1,084	$2,452
Class I	$ 92	$510	$ 955	$2,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value.
In selecting stocks, the subadviser prefers investment in companies it deems to have strong environmental, social and governance (ESG) records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate a company’s ESG record. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations.
The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG record declines even if the other investment fundamentals of the company are positive.
In addition to value criteria, the subadviser looks for companies with the following characteristics:
•	Industry leaders with a focused business plan and the ability to grow their market share
•	Proven, effective management
The Fund typically expects to invest in companies having a market capitalization at the time of acquisition within the capitalization range of the Russell 1000 Index, which as of May 12, 2017, the date of the latest reconstitution of the Index

6	AMG Funds

Summary of The Funds

(implemented by the Index on June 23, 2017), was approximately $2.35 billion to $813.88 billion. The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through depositary receipts).
To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
ESG Investing Risk— because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary sector may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Funds	7

Summary of The Funds

Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 10.23% (3rd Quarter 2016)
Worst Quarter: -14.36% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/16
AMG Managers Fairpointe ESG Equity Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	20.91%	3.20%
Class N Return After Taxes on Distributions
	20.87%	3.06%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	11.87%	2.43%
Class I Return Before Taxes
	21.19%	3.43%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
	12.05%	5.76%
[1]	Performance shown reflects performance since the inception date of the Fund on December 24, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadviser
Fairpointe Capital LLC ("Fairpointe")
Portfolio Managers
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer, Chief Investment Officer and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 12/14.
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 10/17.
Brian M. Washkowiak
Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 10/17.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	AMG Funds

Summary of The Funds

AMG Managers Guardian Capital Global Dividend Fund
(formerly ASTON/Guardian Capital Global Dividend Fund)
Investment Objective
The AMG Managers Guardian Capital Global Dividend Fund (the “Fund”) seeks to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	1.50%	1.50%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.46%	2.21%
Fee Waiver and Expense Reimbursements[2]	(1.15)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.31%	1.06%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund’s average daily net assets (“the Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$133	$657	$1,207	$2,709
Class I	$108	$580	$1,079	$2,454
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States, which may result in the Fund holding a substantial amount of assets in a single country or geographic region.
The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of

AMG Funds	9

Summary of The Funds

foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Geographic Concentration Risk— because the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
REIT Risk— securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 4.75% (4th Quarter 2015)
Worst Quarter: -5.71% (3rd Quarter 2015)

10	AMG Funds

Summary of The Funds

Average Annual Total Returns as of 12/31/16
AMG Managers Guardian Capital Global Dividend Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	1.65%	2.16%
Class N Return After Taxes on Distributions
	1.21%	1.64%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	1.29%	1.66%
Class I Return Before Taxes
	1.89%	2.38%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
	7.51%	4.37%
[1]	Performance shown reflects performance since the inception date of the Fund on April 14, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Guardian Capital LP ("Guardian")
Portfolio Managers
Srikanth Iyer
Managing Director and Head of Systematic Strategies at Guardian; Portfolio Manager of the Fund since 04/14.
Fiona Wilson
Portfolio Manager for the Systematic Strategies Team at Guardian; Portfolio Manager of the Fund since 04/14.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	11

Summary of The Funds

AMG Managers Lake Partners LASSO Alternatives Fund
(formerly ASTON/Lake Partners LASSO Alternatives Fund)
Investment Objective
The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.30%	0.30%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales[2]	0.42%	0.42%
Other Acquired Fund Fees and Expenses	1.32%	1.32%
Total Acquired Fund Fees and Expenses	1.74%	1.74%
Total Annual Fund Operating Expenses	3.19%	2.94%
Fee Waiver and Expense Reimbursements[3]	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	3.14%	2.89%
[1]	Expense information has been restated to reflect current fees.
[2]	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.09% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$317	$979	$1,664	$3,491
Class I	$292	$905	$1,543	$3,258
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its investment objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”), as well as exchange-traded notes (“ETNs”), which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO® Long and Short Strategic Opportunities® strategy. The subadviser allocates the Fund’s assets across a diversified mix of alternative investment strategies, accessing these primarily through Alternative Mutual Funds, with the goal of producing long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.
Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include: long/short equity; long/short credit and fixed income; market neutral and arbitrage strategies; global macro strategies; commodities or commodity-linked investments; currencies; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain, through its

12	AMG Funds

Summary of The Funds

fund-of-funds structure, net equity exposure ranging from 20% to 50% of assets.
The subadviser employs a top down and bottom up approach to underlying fund selection. Top down analysis includes an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative analysis. In selecting underlying funds, the subadviser considers certain criteria, including consistency of performance, on both an absolute and relative basis; changes in volatility and correlations over time; the investment style of an underlying fund including investment process and portfolio characteristics; and the character of underlying fund management and personnel as well as transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments, and applies judgment to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund (either directly or through the Fund’s investments in one or more underlying funds). The risks are described in alphabetical order and not in the order of importance or potential exposure.
Aggressive Investment Technique Risk— investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; short sales; swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.
CFTC Regulation Risk— the Fund is limited in its ability to invest in underlying funds that invest in commodity or commodity-linked instruments as long as the Investment Manager continues to claim an exclusion from registration as a “commodity pool operator” with respect to the Fund.
Commodity Risk— investing in underlying funds that invest long or short in commodities markets and commodity-linked instruments, such as ETNs, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, precious and industrial metals, agricultural products, livestock and minerals. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal
Revenue Code. The Fund’s investments in commodities or commodity-related investments can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Defaulted and Distressed Securities Risk—investments in defaulted or distressed corporate securities involve the risk of the uncertainty of repayment on defaulted securities (e.g., a security on which a principal or interest payment is not made when due) or on obligations of distressed issuers (some of whom may be insolvent or in bankruptcy or insolvency proceedings).
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.
Fixed Income Risk—investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest rate risk, maturity risk, investment grade securities risk, municipal

AMG Funds	13

Summary of The Funds

securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Fund-of-Funds Structure Risk— your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds because you will bear your proportionate share of both the Fund’s expenses and the expenses of the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. The Fund’s investments in other investment companies treated as regulated investment companies, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Investment Company Risk— the Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Leveraged ETF Risk— leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Non-Diversified Fund Risk—an underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) in not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class I)
Best Quarter: 5.38% (3rd Quarter 2010)
Worst Quarter: -7.25% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/16
AMG Managers Lake Partners LASSO Alternatives Fund	1 Year	5 Years	Since Inception
Class I Return Before Taxes
	2.27%	3.24%	4.85% [1]
Class I Return After Taxes on Distributions
	2.18%	2.54%	4.22% [1]
Class I Return After Taxes on Distributions and Sale of Fund Shares
	1.37%	2.47%	3.74% [1]
Class N Return Before Taxes
	2.02%	2.99%	2.98% [2]

14	AMG Funds

Summary of The Funds

Average Annual Total Returns as of 12/31/16 (continued)
AMG Managers Lake Partners LASSO Alternatives Fund	1 Year	5 Years	Since Inception
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
	0.10%	2.92%	1.64% [1]
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
	0.10%	2.92%	0.27% [2]
[1]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I on April 1, 2009.
[2]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N on March 3, 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Lake Partners, Inc. ("Lake Partners")
Portfolio Managers
Frederick C. Lake
Co-Chairman and Treasurer at Lake Partners; Portfolio Manager of the Fund since 04/09.
Ronald A. Lake
Co-Chairman and President at Lake Partners; Portfolio Manager of the Fund since 04/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	15

Summary of The Funds

AMG Managers LMCG Small Cap Growth Fund
(formerly ASTON/LMCG Small Cap Growth Fund)
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.34%	0.33%
Total Annual Fund Operating Expenses	1.49%	1.23%
Fee Waiver and Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.35%	1.09%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$137	$457	$800	$1,768
Class I	$111	$376	$662	$1,476
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $5 billion at the time of acquisition. The subadviser seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth may be durable and sustainable, as well as to conduct due diligence on the key drivers identified by the subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.
The Fund may invest in initial public offerings (“IPOs”), real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), foreign securities through depositary receipts, and mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.
To seek to manage risk, the subadviser limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.
The subadviser’s investment process may result in higher portfolio turnover.

16	AMG Funds

Summary of The Funds

Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
REIT Risk— securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and healthcare sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  As of February 17, 2012, LMCG Investments, LLC ("LMCG") became the subadviser to the Fund.  Performance prior to that date reflects the performance of a previous subadviser.  However, Mr. Morey has served as the Fund's Portfolio Manager since the Fund's inception.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Funds	17

Summary of The Funds

Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 16.15% (1st Quarter 2012)
Worst Quarter: -27.36% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/16
AMG Managers LMCG Small Cap Growth Fund	1 Year	5 Years	Since Inception
Class N Return Before Taxes
	-5.42%	12.21%	9.29% [1]
Class N Return After Taxes on Distributions	-5.42%	10.26%	7.75% [1]
Class N Return After Taxes on Distributions and Sale of Fund Shares	-3.07%	8.97%	6.81% [1]
Class I Return Before Taxes	-5.22%	12.47%	6.39% [2]
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	11.32%	13.74%	12.34% [1]
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	11.32%	13.74%	9.56% [2]
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N on November 3, 2010.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I on June 1, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
LMCG Investments, LLC
Portfolio Manager
Andrew Morey, CFA
Lead Portfolio Manager for small and
small/mid-cap growth investment strategies at LMCG;
Portfolio Manager of the Fund since 11/10.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	AMG Funds

Summary of The Funds

AMG Managers Montag & Caldwell Balanced Fund
(formerly ASTON/Montag & Caldwell Balanced Fund)
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.36%	1.11%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.04% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$138	$437	$758	$1,666
Class I	$113	$359	$625	$1,383
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to seek to manage risk.
When selecting fixed income securities, the subadviser strives to maximize total return and reduce risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.
The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments may include:
•	U.S. government securities
•	Corporate bonds
•	Mortgage/asset-backed securities
•	Money market securities and repurchase agreements

AMG Funds	19

Summary of The Funds

Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.
Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Policy Risk— The withdrawal of U.S. and other government support to stabilize and support financial markets, including an increase in interest rates in the U.S. or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.
Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices and a composite intended to reflect the asset allocation characteristics of balanced funds in general.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 9.21% (2nd Quarter 2009)
Worst Quarter: -10.36% (4th Quarter 2008)

20	AMG Funds

Summary of The Funds

Average Annual Total Returns as of 12/31/16
AMG Managers Montag & Caldwell Balanced Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	-1.50%	6.28%	5.32%
Class N Return After Taxes on Distributions	-3.63%	4.84%	4.46%
Class N Return After Taxes on Distributions and Sale of Fund Shares	0.93%	4.90%	4.22%
Class I Return Before Taxes	-1.45%	6.37%	5.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Government Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
	3.05%	2.29%	4.40%
60% S&P 500 Index/ 40% Bloomberg Barclays U.S. Government Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
	8.59%	9.81%	6.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Managers
Ronald E. Canakaris, CFA, CIC
Chairman and Chief Investment Officer of Montag & Caldwell;
Lead Portfolio Manager of the Fund since 11/94.
Helen M. Donahue, CFA
Vice President of Montag & Caldwell; Portfolio Manager of the Fund since 02/13.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	21

Summary of The Funds

AMG Managers Montag & Caldwell Growth Fund
(formerly ASTON/Montag & Caldwell Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class R
Management Fee[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[1]	0.27%	0.27%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.13%	0.88%	1.37%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.12%	0.87%	1.36%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$114	$358	$621	$1,374
Class I	$ 89	$280	$487	$1,083
Class R	$138	$433	$749	$1,645
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
To manage risk, the subadviser limits sector and individual security exposure, and adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities,

22	AMG Funds

Summary of The Funds

which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and consumer staples sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  The consumer staples sector may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 14.92% (2nd Quarter 2009)
Worst Quarter: -20.35% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/16
AMG Managers Montag & Caldwell Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	-2.64%	9.66%	6.48%
Class N Return After Taxes on Distributions	-4.97%	6.32%	4.42%
Class N Return After Taxes on Distributions and Sale of Fund Shares	0.47%	7.71%	5.27%
Class I Return Before Taxes	-2.45%	9.93%	6.75%
Class R Return Before Taxes	-2.92%	9.37%	6.22%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	7.08%	14.50%	8.33%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class R shares will vary.

AMG Funds	23

Summary of The Funds

Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Managers
Ronald E. Canakaris, CFA, CIC
Chairman and Chief Investment Officer of Montag & Caldwell;
Lead Portfolio Manager of the Fund since 11/94.
Andrew W. Jung, CFA
Senior Vice President, Co-Director of Research at Montag & Caldwell;
Portfolio Manager of the Fund since 02/15.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class R
Retirement Plans: $2,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class R (Retirement Plans):  $50
Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	AMG Funds

Summary of The Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund
(formerly ASTON/Montag & Caldwell Mid Cap Growth Fund)
Investment Objective
The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.84%	0.84%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.85%	1.60%
Fee Waiver and Expense Reimbursements[2]	(0.59)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.26%	1.01%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.95% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$128	$524	$946	$2,121
Class I	$103	$447	$815	$1,850
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Growth Index. The composition, and thus the market capitalization range, of the Russell Midcap Growth Index changes periodically. As of May 27, 2016, the date of the latest reconstitution of the Index (implemented by the Index June 24, 2016), the market capitalization range of the Russell Midcap Growth Index was approximately $1.98 billion to $26.08 billion.
The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established mid-cap companies that:
•	Offer a compelling combination of earnings growth and attractive value
•	Sell at a discount to intrinsic value
•	Exhibit above-median near-term relative earnings strength
•	Are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics
The Fund may invest in foreign securities (directly and through depositary receipts).
To manage risk, the subadviser adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

AMG Funds	25

Summary of The Funds

Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary sector may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 15.63% (3rd Quarter 2009)
Worst Quarter: -31.59% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/16
AMG Managers Montag & Caldwell Mid Cap Growth Fund	1 Year	5 Years	Since Inception
Class N Return Before Taxes
	3.04%	9.66%	4.75% [1]
Class N Return After Taxes on Distributions
	1.27%	7.48%	3.61% [1]
Class N Return After Taxes on Distributions and Sale of Fund Shares
	3.21%	7.58%	3.73% [1]
Class I Return Before Taxes
	3.24%	_	5.30% [2]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
	7.33%	13.51%	7.06% [1]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
	7.33%	13.51%	6.57% [2]
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N on November 2, 2007.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I on May 14, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those

26	AMG Funds

Summary of The Funds

shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Manager
M. Scott Thompson, CFA
Senior Vice President, Co-Director of Research of Montag & Caldwell;
Portfolio Manager of the Fund since 11/07.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	27

Summary of The Funds

AMG Managers Value Partners Asia Dividend Fund
(formerly ASTON/Value Partners Asia Dividend Fund)
Investment Objective
The Fund seeks to provide capital appreciation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	1.65%	1.65%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.71%	2.46%
Fee Waiver and Expense Reimbursements[3]	(1.30)%	(1.30)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.41%	1.16%
[1]	Expense information has been restated to reflect current fees.
[2]	Other Expenses have been restated to reflect applicable organizational fees for the current fiscal year.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.15% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$144	$718	$1,319	$2,946
Class I	$118	$642	$1,193	$2,698
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (December 16, 2015 through October 31, 2016), the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets directly or indirectly in companies that are domiciled in the Asian region, or are domiciled outside of the Asian region but, as determined by the subadviser, either derive a majority of their income from or have a majority of their operations located in the Asian region. For purposes of this investment policy, countries in the Asian region include, among others, Japan, Hong Kong, Singapore, Australia and New Zealand, as well as emerging and frontier markets located in Asia, such as The People’s Republic of China (“PRC”), Bangladesh, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan and Thailand. Indirect investments include derivatives, participatory notes, collective investment vehicles, such as unit trusts or investment companies, and similar investments that provide indirect exposure to securities of companies domiciled in, deriving a majority of their income from or having a majority of their operations located in the Asian region. The Fund intends to invest primarily in a portfolio of equity securities of companies that distribute dividends. Although the Fund seeks exposure to a number of countries within the Asian region, it may have significant exposure to one or a limited number of countries, particularly the PRC. There are no fixed geographic or sector weightings in the allocation of assets and the subadviser does not intend to follow benchmark indices in determining geographic or sector weightings for the Fund. The Fund may invest in companies of any market capitalization, including small-cap and midcap companies.

28	AMG Funds

Summary of The Funds

The subadviser intends to use value investing strategies and a bottom-up research approach to select high income investments consistent with the Fund’s investment objective. The subadviser will aim to follow a buy-and-hold strategy, which should result in lower portfolio turnover. The subadviser may also, from time to time, place a substantial portion of the portfolio in cash equivalents or short-term investments for temporary defensive purposes.
The Fund may have direct exposure to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect. The Fund may also seek indirect exposure to China A Shares in the PRC, which are typically not available for direct investment by non-PRC investors, through China A Shares Access Products, such as participatory notes, and/or through collective investment vehicles directly investing in China A Shares through qualified foreign institutional investors or Renminbi qualified foreign institutional investors. Additionally, the Fund intends to invest directly in China B Shares, which are domestic shares in PRC-incorporated companies listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange and eligible for direct investment by non-PRC investors.
The Fund may invest in corporate debt and other fixed-income securities, and intends to focus this portion of its portfolio on relatively higher yielding corporate debt and other fixed income securities. While fixed-income securities are typically not expected to exceed 20% of the Fund’s assets, the Fund may invest up to 30% of its assets in fixed-income securities. Additionally, the Fund may invest in below investment grade securities (commonly known as “junk bonds”), commodities, futures contracts, options, depository receipts, warrants, convertible bonds, contingent convertible securities, units in any unit trust, real estate investment trusts (“REITs”), preferred stocks or other investment companies. For the purposes of hedging market and currency risks, the Fund may take short positions in individual securities and index futures or invest in index swaps, currency swaps and currency forwards.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Call Risk— call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call). The increased likelihood of a call may reduce the security’s price and may result in the Fund reinvesting at lower interest rates in securities with greater credit risk.
Commodity Risk— Investments in commodity futures and options and commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities such as stocks and bonds. The commodities markets may be affected by, among other things, changes in overall market movements, domestic and foreign political and economic events, changes in interest and inflation rates, wars and acts of terrorism or factors affecting a particular industry or commodity, such as droughts, floods, weather, livestock disease, embargoes and tariffs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing and consuming regions. The Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code. The Fund’s investments in commodities or commodity-related investments can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.
Contingent Convertible Securities Risk— contingent convertible securities (“CoCos”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

AMG Funds	29

Summary of The Funds

Frontier Markets Risk—investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.
Geographic Concentration Risk— because the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
High Cash Balance Risk— when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Investment Company Risk— the Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Participatory Note Risk— An investment in participatory notes is subject to market risk . The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
PRC Investment Risk— the PRC government exercises significant control over the domestic economy of the PRC through its industrial policies (e.g., policies to support certain industries and affect the allocation of productive resources), monetary policy, exchange rate management and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely affect specific companies and entire industries in the PRC. The PRC government has frequently and significantly intervened in domestic securities markets, in particular the markets for China A Shares, and may do so in the future. From time to time, the Fund may not be able to sell securities of PRC companies at the desired time or price, and quoted prices for securities of PRC companies may not reflect actual market prices. Finally, the Fund’s ability to make direct investments in securities of PRC companies is subject to changes in applicable PRC laws and regulations. Any such change could adversely affect market conditions and the Fund’s PRC investments.
REIT Risk— securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Unit Trust Risk— An investment in units of a unit trust is subject to market risk and may be subject to general foreign securities risks, including currency risk, and may be less liquid than an investment in a U.S. mutual fund.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and

30	AMG Funds

Summary of The Funds

after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)
Best Quarter: 8.72% (3rd Quarter 2016)
Worst Quarter: -5.43% (4th Quarter 2016)
Average Annual Total Returns as of 12/31/16
AMG Managers Value Partners Asia Dividend Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	5.07%	5.46%
Class N Return After Taxes on Distributions
	2.49%	2.98%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	3.27%	3.26%
Class I Return Before Taxes
	5.33%	5.72%
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)
	5.44%	6.38%
[1]	Performance shown reflects performance since the inception date of the Fund on December 16, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Value Partners Hong Kong Limited ("VPHK")
Portfolio Managers
Norman Ho, CFA
Senior Investment Director at VPHK;
Portfolio Manager of the Fund since 12/15.
Philip Li, CFA
Senor Fund Manager of VPHK;
Portfolio Manager of the Fund since 12/15.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Education Savings Accounts (ESAs): $1,000
Custodial Accounts for Minors (UGMA/UTMA): $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	31

Additional Information About the Funds

AMG GW&K U.S. Small Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
GW&K, the subadviser to the Fund, utilizes fundamental research and bottom-up stock selection to seek to identify small-capitalization companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.
The subadviser focuses on quality small-capitalization companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the subadviser looks for firms with the following key attributes:
•	Experienced, tenured, high quality management;
•	Business models that deliver consistent long-term growth;
•	Leading companies in attractive and defensible niche markets;
•	Strong financial characteristics; and
•	Appropriate valuation.
Various factors may lead the subadviser to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadviser believes the security has become overvalued.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to a wide range of small-cap equities in your portfolio
•	Seeking exposure to growth-oriented investments
•	Looking for long-term capital appreciation
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses
PORTFOLIO MANAGERS
Daniel L. Miller, CFA
Partner and Director of Equities and Portfolio Manager
Joseph C. Craigen, CFA
Principal and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

32	AMG Funds

Additional Information About the Funds

AMG GW&K U.S. Small Cap Growth Fund (CONTINUED)
table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I shares and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.90% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

AMG Funds	33

Additional Information About the Funds

AMG Managers Fairpointe ESG Equity Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
In selecting stocks, the subadviser prefers investment in companies it deems to have strong ESG records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate a company’s ESG record. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations.
The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG record declines even if the other investment fundamentals of the company are positive.
In addition to value criteria, the subadviser looks for companies with the following characteristics:
•	Industry leaders with a focused business plan and the ability to grow their market share
•	Proven, effective management
The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through depositary receipts). To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.
Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in below investment grade (high yield) securities, corporate debt securities, derivatives, emerging market securities, ETFs, ETNs, fixed income securities, PTPs, REITs, Rule 144A securities, senior loans, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
PORTFOLIO MANAGERS
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer,
Chief Investment Officer and Portfolio Manager
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer
and Portfolio Manager
Brian M. Washkowiak
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

34	AMG Funds

Additional Information About the Funds

AMG Managers Fairpointe ESG Equity Fund (CONTINUED)
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to high quality U.S. companies
•	Seeking long-term total return through capital appreciation
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

AMG Funds	35

Additional Information About the Funds

AMG Managers Guardian Capital Global Dividend Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States, which may result in the Fund holding a substantial amount of assets in a single country or geographic region.
The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index.
The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases.
The Fund may invest in depositary receipts of foreign securities, derivatives, ETFs, ETNs, foreign securities, REITs, royalty income trusts and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to further diversify a portfolio with exposure to non-U.S. equities
•	Willing to accept short-term volatility of returns
PORTFOLIO MANAGERS
Srikanth Iyer
Managing Director
Head of Systematic Strategies and Portfolio Manager
Fiona Wilson
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

36	AMG Funds

Additional Information About the Funds

AMG Managers Guardian Capital Global Dividend Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund’s average daily net assets (“the Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

AMG Funds	37

Additional Information About the Funds

AMG Managers Lake Partners LASSO Alternatives Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its investment objective by investing primarily in a managed portfolio of other open-end investment companies registered under the 1940 Act that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in other investment companies, including closed-end funds and ETFs, as well as ETNs, which provide exposure to hedging or alternative investment strategies.
The Fund’s strategy is implemented by the subadviser using its proprietary LASSO® Long and Short Strategic Opportunities® strategy. The subadviser allocates the Fund’s assets across a diversified mix of alternative investment strategies, accessing these primarily through Alternative Mutual Funds, with the goal of producing long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.
Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include: long/short equity; long/short credit and fixed income; market neutral and arbitrage strategies; global macro strategies; commodities or commodity-linked investments; currencies; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain, through its fund-of-funds structure, net equity exposure ranging from 20% to 50% of assets.
The subadviser employs a top down and bottom up approach to underlying fund selection. Top down analysis includes an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative analysis. In selecting underlying funds, the subadviser considers certain criteria, including consistency of performance, on both an absolute and relative basis; changes in volatility and correlations over time; the investment style of an underlying fund including investment process and portfolio characteristics; and the character of underlying fund management and personnel as well as transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments, and applies judgment to a structured sell discipline.
The Fund may invest in U.S. government securities, including U.S. government agency securities.
Under normal circumstances, the Fund will invest at least 80% of its assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
Frederick C. Lake
Co-Chairman, Treasurer and Portfolio Manager
Ronald A. Lake
Co-Chairman, President and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

38	AMG Funds

Additional Information About the Funds

AMG Managers Lake Partners LASSO Alternatives Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to complement and further diversify a portfolio’s long only exposure by potentially reducing market volatility
•	Interested in reducing correlation to conventional stock and bond markets
•	Seeking long-term total return from a diversified, liquid, fund-of-funds with a hedging component
•	Comfortable with limited upside potential
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class I shares of the Fund. Class N shares would have similar annual returns as Class I shares because each class is invested in the same portfolio of securities. However, because Class N shares are subject to different expenses than Class I shares, Class N share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.09% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

AMG Funds	39

Additional Information About the Funds

AMG Managers LMCG Small Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The subadviser seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth may be durable and sustainable, as well as to conduct due diligence on the key drivers identified by the subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.
To seek to manage risk, the subadviser limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.
The subadviser’s investment process may result in higher portfolio turnover.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in IPOs, REITs, ETFs, ETNs, foreign securities through depositary receipts, and mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in exchange-traded funds ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to small-cap stocks
•	Seeking long-term capital appreciation
•	Willing to accept short-term volatility of returns
Portfolio Manager
Andrew Morey, CFA
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers LMCG Small Cap Growth Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Balanced Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to seek to manage risk.
When selecting fixed income securities, the subadviser strives to maximize total return and reduce risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.
The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments may include:
•	U.S. government securities
•	Corporate bonds
•	Mortgage/asset-backed securities
•	Money market securities and repurchase agreements
As part of the Fund’s investment strategy, the Fund may invest in collateralized mortgage obligations, convertible securities, derivatives, preferred stocks, and Rule 144A securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
PORTFOLIO MANAGERS
Ronald E. Canakaris, CFA, CIC
Chairman, Chief Investment Officer and Portfolio Manager
Helen M. Donahue, CFA
Vice President and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Balanced Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term total return from a fund that holds both equity and fixed income securities
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.04% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
To manage risk, the subadviser limits sector and individual security exposure, and adheres to a structured sell discipline.
The Fund may invest in corporate debt securities, derivatives, fixed income securities, foreign securities (directly and through depositary receipts), Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to growth-oriented high quality U.S. large cap companies by investing primarily in common stocks and convertible securities
•	Willing to accept short term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class R, Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class R, Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund
PORTFOLIO MANAGERS
Ronald E. Canakaris, CFA, CIC
Chairman, Chief Investment Officer and Portfolio Manager
Andrew W. Jung, CFA
Senior Vice President, Co-Director of Research and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Growth Fund (CONTINUED)
Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities. However, because Class I and Class R shares are subject to different expenses than Class N shares, Class I and Class R share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds.
The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established mid-cap companies that:
•	Offer a compelling combination of earnings growth and attractive value
•	Sell at a discount to intrinsic value
•	Exhibit above-median near-term relative earnings strength
•	Are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics
To manage risk, the subadviser adheres to a structured sell discipline.
Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in derivatives, foreign securities (directly and through depositary receipts) preferred stocks, REITs, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to mid-sized, high quality U.S. companies
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N
Portfolio Manager
M. Scott Thompson, CFA
Senior Vice President, Co-Director of Research and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund (CONTINUED)
and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.95% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

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Additional Information About the Funds

AMG Managers Value Partners Asia Dividend Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to invest primarily in a portfolio of equity securities of companies that distribute dividends. Although the Fund seeks exposure to a number of countries within the Asian region, it may have significant exposure to one or a limited number of countries, particularly the PRC. There are no fixed geographic or sector weightings in the allocation of assets and the subadviser does not intend to follow benchmark indices in determining geographic or sector weightings for the Fund. The Fund may invest in companies of any market capitalization, including small-cap and midcap companies.
The subadviser intends to use value investing strategies and a bottom-up research approach to select high income investments consistent with the Fund’s investment objective. The subadviser will aim to follow a buy-and-hold strategy, which should result in lower portfolio turnover. The subadviser may also, from time to time, place a substantial portion of the portfolio in cash equivalents or short-term investments for temporary defensive purposes.
The Fund may have direct exposure to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect. The Fund may also seek indirect exposure to China A Shares in the PRC, which are typically not available for direct investment by non-PRC investors, through China A Shares Access Products, such as participatory notes, and/or through collective investment vehicles directly investing in China A Shares through qualified foreign institutional investors or Renminbi qualified foreign institutional investors. Additionally, the Fund intends to invest directly in China B Shares, which are domestic shares in PRC incorporated companies listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange and eligible for direct investment by non-PRC investors.
The Fund may invest in corporate debt and other fixed-income securities, and intends to focus this portion of its portfolio on relatively higher yielding corporate debt and other fixed income securities. While fixed-income securities are typically not expected to exceed 20% of the Fund’s assets, the Fund may invest up to 30% of its assets in fixed-income securities. Additionally, the Fund may invest in below investment grade securities (commonly known as “junk bonds”), commodities, futures contracts, options, depository receipts, warrants, convertible bonds, contingent convertible securities, units in any unit trust, REITs, preferred stocks or other investment companies. For the purposes of hedging market and currency risks, the Fund may take short positions in individual securities and index futures or invest in index swaps, currency swaps and currency forwards.
As part of the Fund’s investment strategy, the Fund may invest in below investment grade (high yield) securities, commercial paper, commodities, contingent convertible securities, convertible securities, corporate debt securities, derivatives, equity securities, fixed income securities, foreign securities (including emerging market and frontier market securities) and depositary receipts of foreign securities, other investment companies, participatory notes, PRC investments, preferred stocks, REITs, short sales, small-cap and mid-cap companies, and unit trusts.
Under normal circumstances, the Fund invests at least 80% of its assets directly or indirectly in companies that are domiciled in the Asian region, or are domiciled outside of the Asian region but, as determined by the subadviser, either derive a majority of their income from or have a majority of their operations located in the Asian region. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes
PORTFOLIO MANAGERS
Norman Ho
Senior Investment Director and Portfolio Manager
Philip Li
Senior Fund Manager and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

48	AMG Funds

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AMG Managers Value Partners Asia Dividend Fund (CONTINUED)
of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to non-U.S. companies of all sizes primarily located in Asia
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes.
Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.15% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

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Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. A Fund may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of that Fund’s principal risks and the types of instruments in which that Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
Aggressive investment technique RISK
Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; short sales; swap agreements and similar instruments, exposes a Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.
Asset-Backed and Mortgage-Backed Securities Risk
Asset-backed and mortgage-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables, or in the case of mortgage-backed securities, a pool of mortgages. A Fund’s investments in asset-backed or mortgage-backed securities are subject to the risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default to a greater extent than many other types of fixed income investments. Some of these securities may have additional risk because they may receive little or no collateral protection from the underlying assets.
call RISK
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
cftc regulation RISK
Each Fund is operated by a person, the Investment Manager, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC (with respect to each Fund). To remain eligible for the exclusion, each Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. Each Fund's ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager's intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund's total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund's expenses may increase, adversely affecting the Fund's total return.
commodity RISK
Investments in commodity futures and options and commodity-linked derivative instruments may subject a Fund to significantly greater volatility than investments in traditional securities such as stocks and bonds. The commodities markets may be affected by, among other things, changes in overall market movements, domestic and foreign political and economic events, changes in interest and inflation rates, wars and acts of terrorism or factors affecting a particular industry or commodity, such as droughts, floods, weather, livestock disease, embargoes and tariffs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing and consuming regions.
Investing in underlying funds that invest long or short in commodities markets and commodity-linked instruments, such as ETNs, may subject AMG Managers Lake Partners LASSO Alternatives Fund to greater volatility than investments in traditional securities. Commodities include energy, precious and industrial metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities directly or may invest in commodity-linked instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.
AMG Managers Lake Partners LASSO Alternative Fund’s and AMG Managers Value Partners Asia Dividend Fund’s investments in commodities or commodity-related investments can be limited by such Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify. The tax treatment of certain investments and of the income and gain therefrom under the qualifying income test applicable to regulated investment companies is uncertain, and an adverse determination or future guidance by the Internal Revenue Service may affect the Fund’s ability to qualify for treatment as a regulated investment company, including on a retroactive basis. If the Fund were to fail to qualify as a regulated investment company, or if it were ineligible to or otherwise could not cure such failure, the Fund would be ineligible (including retroactively) for the favorable tax treatment afforded to regulated

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Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
investment companies for one or more years, which would adversely affect the value of the Fund.
contingent convertible securities RISK
Contingent convertible securities (“CoCos”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
convertible securities RISK
Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk
An issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. To the extent a Fund has significant exposure to a counterparty under a derivatives contract, this risk may be particularly pronounced for the Fund. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Currency RISK
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the value of the foreign currency drops relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Adverse currency fluctuations are an added risk to foreign investments. To the extent a Fund invests directly in non-U.S. currencies, or in securities that trade in, or receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s exposure to non-U.S. currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
DEfaulted and distressed Securities RISK
Defaulted securities are securities on which a principal or interest payment is not made when due and involves the risk of the uncertainty of repayment. Because the issuer of defaulted securities is in default and is likely to be in distressed financial condition, the repayment of defaulted securities and obligations of other distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Distressed securities might be repaid only after lengthy workout, bankruptcy or similar proceedings, during which the issuer might not make any interest or other payments. Since there is typically substantial uncertainty concerning the outcome of such proceedings, there is a high degree of risk of loss, including loss of the entire investment. Insolvency laws and practices in emerging market countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.
DERIVATIVES RISK
Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates, or indices, the risk of

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mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. Derivative transactions typically involve leverage and may be highly volatile. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, in December 2015, the Securities and Exchange Commission proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.
EMERGING MARKETS RISK
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries may be more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.
ESG Investing RISK
Applying the Fund’s ESG investment criteria, which may result in the selection or exclusion of securities of certain issuers for reasons other than performance, carries the risk that the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. In evaluating a company, the Subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Subadviser to incorrectly assess a company’s ESG practices. Socially responsible norms differ by region, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. In addition, as a result of the Subadviser’s engagement activities, the Fund may purchase securities of issuers that do not currently engage in ESG practices to the Subadviser’s satisfaction, in an effort to improve such issuer’s ESG practices. Successful application of the Fund’s ESG investment strategy and the Subadviser’s engagement efforts will depend on the Subadviser’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
Exchange-Traded Fund Risk
Funds that invest in ETFs may be subject to risk. ETFs are generally investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower performance than if the Fund were to invest directly in the securities underlying the ETF. In addition, a Fund will be indirectly exposed to all of the risks of securities held by the ETF, including the risks that an ETF’s returns may not match the returns of the underlying index.
Exchange-Traded Note Risk
The Fund invests in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. A fund that invests in ETNs will bear any fees and expenses associated with an investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.
FIxed INcomE RISK
Investing in underlying funds that invest long or short in fixed income securities subjects AMG Managers Lake Partners LASSO Alternatives Fund to additional risks, which include credit risk, interest rate risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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FOCUSED INVESTMENT RISK
To the extent a Fund invests a significant portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on a Fund’s net asset value.
Foreign Investment Risk
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, taxation, including confiscatory or withholding taxes, diplomatic relations, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other restrictions and tax regulations in foreign countries, which risks also apply to investments traded on a U.S. securities exchange that are issued by companies with significant exposure to foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and, therefore, may have greater price volatility. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
Frontier markets RISK
Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Many frontier markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, frontier markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial or other factors.
Fund-of-funds structure Risk
Your cost of investing in AMG Managers Lake Partners LASSO Alternatives Fund will be higher than the cost of investing directly in the underlying funds because you will bear your proportionate share of both the Fund’s expenses and the expenses of the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, AMG Managers
Lake Partners LASSO Alternatives Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds. A Fund’s investments in underlying funds treated as regulated investment companies, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes could cause the Fund’s distributions to vary in terms of their timing, character, or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. Moreover, if an underlying fund treated as a regulated investment company were to fail to qualify as such in a particular taxable year, a Fund’s return on its investment in such fund and, depending on the size of the Fund’s investment in such fund, the Fund’s ability to qualify as a regulated investment company, could be adversely affected. A Fund investing in an underlying fund treated as a partnership generally will be allocated its share of the income and other tax items of the partnership. If a partnership in which a Fund invests were not treated as a partnership for U.S. federal income tax purposes and were instead taxed as a corporation, a Fund’s return on its investment in such partnership could be adversely affected. See the SAI for further information.
geographic concentration risk
Because a Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.
GROWTH STOCK RISK
The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
Hedging Risk
The decision as to whether and to what extent a Fund will engage in hedging transactions to hedge against such risks as credit and counterparty risk, currency risk, interest rate risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions.  There can be no assurance that a Fund's hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

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HIGH cash balance RISK
When a Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
HIGH portfolio turnover RISK
The Funds may engage in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These costs related to increased portfolio turnover may adversely affect Fund performance, and the sale of securities by the Fund may increase a shareholder’s tax liability.
INTEREST RATE RISK
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
INvestment company RISK
A Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
IPO RISK
The prices of securities purchased in IPOs can be very volatile and tend to fluctuate more widely than securities of companies that have been publicly traded for a longer period of time. Securities purchased in IPOs generally do not have a trading history, and information about the issuers of such securities may be available for very limited periods. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.
LARGE-CAPITALIZATION STOCK RISK
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
LEVERAGEd etf RISK
Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.
LIQUIDITY RISK
Liquidity risk is the risk that a Fund may not be able to dispose of investments or close out derivatives transactions readily at favorable times or prices or may have to sell them at a loss. For example, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as a rising interest rate environment. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments.
ManagEment RISK
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market

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sector or group of companies will cause a Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. Each Fund’s Subadviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result. To the extent a Fund’s Subadviser uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadviser to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.
MARKET RISK
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.
NON-DIVERSIFIED FUND RISK
Funds that are non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund than a diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence. Notwithstanding a Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. A Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
Participatory note risk
An investment in participatory notes is subject to market risk, which is the risk that the market value of the underlying securities could decline as a result of business, economic, political or other factors, resulting in a decline in the value of the notes. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
POLICy RISK
In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.
prc investment Risk
The PRC government exercises significant control over the domestic economy of the PRC through its industrial policies (e.g., policies to support certain industries and affect the allocation of productive resources), monetary policy, exchange rate management and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely affect specific companies and entire industries in the PRC. The domestic economy of the PRC, particularly its export-oriented industries, may be harmed by trade or political disputes with the PRC’s major trading partners, including the United States.
In addition, the PRC government has frequently and significantly intervened in domestic securities markets, in particular the markets for China A Shares, and may do so in the future. These interventions may be introduced suddenly and in response to market conditions. Measures have included price supports, bans on short selling and limits and bans on selling securities in general. These measures may not have the desired effect and may have a negative impact on AMG Manager Value Partners Asia Dividend Fund’s PRC investments. As a result of these measures, from time to time, the Fund may not be able to sell securities of PRC companies at the desired time or price, and quoted prices for securities of PRC companies may not reflect actual market prices.
Finally, AMG Managers Value Partners Asia Dividend Fund’s ability to make direct investments in securities of PRC companies is subject to changes in applicable PRC laws and regulations. The PRC legal system is still developing, and its laws and regulations, including those allowing qualified foreign institutional investors to invest in China A Shares, may change with little or no advance

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notice. Any such change could adversely affect market conditions and the Fund’s PRC investments. The qualified foreign institutional investor rules provide the China Securities Regulatory Commission and the State Administration of Foreign Exchange of China wide discretion to interpret them, leaving a considerable amount of uncertainty.
prc tax Risk
The application of the tax laws and regulations of the People’s Republic of China (“PRC”) to income, including capital gains, derived from certain investments of AMG Managers Value Partners Asia Dividend Fund remains unclear, and may well continue to evolved, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
prc a shares liquidity Risk
China A Shares are available for direct investment by non-PRC investors under only limited circumstances and subject to certain restrictions, and compared with other international stock markets there is a low level of liquidity in the markets for China A Shares in the PRC. These features of the markets for China A Shares could lead to severe price volatility in AMG Managers Value Partners Asia Dividend Fund’s indirect investments in such securities.
PREPAYMENT RISK
Prepayment risk is the risk that a debtor will exercise its right to pay back a bond or other fixed income security held by a Fund earlier than expected or required. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), in which case a Fund may have to reinvest prepayment proceeds in securities with lower yields, resulting in a decline in the Fund’s income. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
REIT RISK
Securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code.
Royalty income trust Risk
Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust.
Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
SECTOR RISK
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations. The consumer staples sector may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
SHORT SALES RISK
Selling securities short creates the risk of losing an amount greater than the amount invested. A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. A Fund’s use of short sales, in certain circumstances, can result in significant losses. To the extent a Fund engages in short sales of securities it does not own, it might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when such sales are unfavorable. To the extent a Fund engages in short sales of securities it does own, it may have to deliver such securities to meet its short sale delivery obligations at a time when it would not have otherwise divested itself of such

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securities. Certain regulatory authorities have imposed, and may in the future impose, restrictions on short selling, which may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
SMALL- AND MID-CAPITALIZATIOn stock RISK
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
unit trusT Risk
An investment in units of a unit trust is subject to market risk, which is the risk that the market value of the trust’s investments could decline as a result of business, economic, political or other factors, resulting in a decline in the trust’s net asset value. An investment in units of a unit trust is subject to general foreign securities risks, including currency risk, and may be less liquid than an investment in a U.S. mutual fund.
U.S. GOVERNMENT SECURITIES RISK
Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as FNMA, FHLMC, and FHLBs, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline in price or never reach what the Subadviser believes is its full market value, either because the market fails to recognize what the Subadviser considers to be the company’s true business value or because the Subadviser overestimates the company’s true business value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.

Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information, dated February 27, 2017, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, repurchase agreements, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
The Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' website at www.amgfunds.com.

AMG Funds	57

Additional Information About the Funds

Fund Management
Each Fund is a series of AMG Funds IV, a Delaware statutory trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida, 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadviser to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.
Additional information regarding other accounts managed by the Portfolio Managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements with respect to the Funds between the Investment Manager and the Subadvisers is available in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment subadvisers to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
amg GW&K U.S. small cap growth FUND
GW&K Investment Management, LLC (“GW&K”), 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974. AMG holds an indirect, majority equity interest in GW&K. As of December 31, 2016, GW&K managed approximately $32.194 billion in assets.
AMG GW&K U.S. Small Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers fairpointe ESG Equity fund
Fairpointe Capital LLC (“Fairpointe”), One North Franklin, Suite 3300, Chicago, Illinois 60606, was founded in 2011. Fairpointe is 100% owned by its employees. As of December 31, 2016, Fairpointe managed approximately $5.2 billion in assets.
AMG Managers Fairpointe ESG Equity Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Fairpointe a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers guardian capital global dividend FUND
Guardian Capital LP (“Guardian”), Commerce Court West, 199 Bay Street, Suite 3100, Toronto, Ontario M5L 1E8, Canada, was founded in 1962 as Guardian Management Ltd. As of December 31, 2016, Guardian managed approximately $19.3 billion in assets.
AMG Managers Guardian Capital Global Dividend Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Guardian a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers lake partners lasso alternatives FUND
Lake Partners, Inc. (“Lake Partners”), 4 High Ridge Park, Suite 300, Stamford, Connecticut 06905, was founded in 1989. The firm is wholly-owned by its senior investment professionals and founders, Mr. Frederick C. Lake and Mr. Ronald A. Lake. As of December 31, 2016, Lake Partners managed approximately $146.0 million in assets and provided investment consulting services to approximately $2.6 billion in assets.
AMG Managers Lake Partners LASSO Alternatives Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Lake Partners a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to

58	AMG Funds

Additional Information About the Funds

Fund Management
the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers lmcg small cap growth FUND
LMCG Investments, LLC, 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, was founded in August 2000. LMCG is a board-managed limited liability company owned by its employees, Lee P. Munder and Royal Bank of Canada (“RBC”). LMCG operates independently of RBC, a publicly held Canadian bank that on November 2, 2015 acquired City National Corporation, LMCG’s former majority owner. As of December 31, 2016, LMCG managed approximately $7.5 billion in assets.
AMG Managers LMCG Small Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays LMCG a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers montag & caldwell balanced fund
amg managers montag & caldwell growth fund
amg managers montag & caldwell mid cap growth fund
Montag & Caldwell, LLC (and its predecessor) (“Montag & Caldwell”), 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326, was founded in 1945. As of December 31, 2016, Montag & Caldwell managed approximately $6.1 billion in assets.
AMG Managers Montag & Caldwell Balanced Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.65% of the average daily net assets of the Fund. AMG Managers Montag & Caldwell Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000. AMG Managers Montag & Caldwell Mid Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Montag & Caldwell a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds and receives an annual administrative fee from each Fund for these services of 0.15% of such Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by AMG Managers Montag & Caldwell Growth Fund in an amount equal to an annual rate of 0.0061% through October 1, 2018.
amg managers value partners asia dividend FUND
Value Partners Hong Kong Limited (“VPHK”), 9th Floor, Nexxus Building, 41 Connaught Road Central, Hong Kong SAR, was incorporated in Hong Kong on May 10, 1999 and commenced its current operations in January 2008. VPHK is a subsidiary of Value Partners Group Limited (the “Group”), a public company listed on the Hong Kong Stock Exchange. As of December 31, 2016, the Group managed approximately $14 million in assets. AMG owns a minority interest in the public stock of the Group.
AMG Managers Value Partners Asia Dividend Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.80% of the average daily net assets of the Fund. The Investment Manager, in turn, pays VPHK a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

AMG Funds	59

Additional Information About the Funds

Fund Management
Portfolio Management
The following provides information about the individual portfolio manager(s) who are either individually or jointly and primarily responsible for the day-to-day management of the Funds.
AMG GW&K U.S. Small Cap Growth Fund
Daniel L. Miller, CFA	Portfolio Manager of the Fund since February 2016. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Miller graduated from the University of California, Berkeley and received his MBA from Stanford University Graduate School of Business. He earned the CFA designation and is a member of the Boston Security Analysts Society and the CFA Institute.
Joseph C. Craigen, CFA	Portfolio Manager of the Fund since February 2016. Mr. Craigen, Principal, Portfolio Manager and Research Analyst of GW&K, joined GW& K in 2008. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. He started his investment career as an Equity Research Associate at Tucker Anthony from 1999 to 2001, and later held positions as an Equity Analyst at Needham & Company from 2001 to 2005 and at Citizens Funds from 2005 to 2008. Mr. Craigen received an AB in Economics from Harvard College. He has earned the CFA designation and is a member of the CFA Institute.
AMG Managers Fairpointe ESG Equity Fund
Thyra E. Zerhusen	Co-Portfolio Manager of the AMG Managers Fairpointe ESG Equity Fund since the Fund’s inception in December 2014. Ms. Zerhusen is the principal founder, CEO and Chief Investment Officer of Fairpointe. Prior to founding Fairpointe in 2011, Ms. Zerhusen was the Chief Investment Officer of Mid Cap Equities at Optimum Investment Advisors beginning in October 2003. From April 1999 to September 2003 she was on the investment team of Talon Asset Management. She has a Diplom Ingenieur from the Swiss Federal Institute of Technology and an MA in Economics from the University of Illinois.
Mary L. Pierson	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since October 2017. Ms. Pierson is a co-founder and Co-Chief Executive Officer of Fairpointe and serves as a member of the Investment Team. Her investment responsibilities include investment research and portfolio management. Ms. Pierson has 27 years of experience in the financial industry. Prior to co-founding Fairpointe in 2011, Ms. Pierson served on this strategy as a member of the Mid Cap Investment Team at Optimum Investment Advisors for 7 years. Her prior experience includes 15 years with Harris Bancorp and Harris Futures Corporation. While General Manager at Harris Futures Corporation, she was responsible for managing all aspects of the institution, which operated as a financial futures broker. Ms. Pierson received a BA in Economics from DePauw University, an MA in Economics from Northwestern University and an MBA in Finance from The University of Chicago.
Brian M. Washkowiak, CFA	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since October 2017. Mr. Washkowiak serves as a member of the Investment Team. His responsibilities include investment research and portfolio management. Mr. Washkowiak has 22 years of experience in the financial industry. Prior to joining Fairpointe in 2015, he managed a hedge fund at BW Opportunity Partners, LP, focusing on small and mid-cap investments. Mr. Washkowiak spent thirteen years as a research analyst and portfolio manager at Talon Asset Management, Inc. and was a member of the investment committee. At Talon, Mr. Washkowiak worked with Ms. Zerhusen as an analyst and assistant portfolio manager on the mid-cap strategy. Mr. Washkowiak received a B.A. in Finance from Illinois State University and is a Chartered Financial Analyst (CFA).
AMG Managers Guardian Capital Global Dividend Fund
Srikanth Iyer	Portfolio Manager since the Fund’s inception in April 2014. Mr. Iyer is a Managing Director and Head of Systematic Strategies at Guardian. Mr. Iyer joined Guardian Capital in 2001 to help lead the development and implementation of its proprietary systematic equity portfolio management strategy. Mr. Iyer graduated with a Bachelor of Commerce from the University of Bombay in 1989, earned his Chartered Cost and Works Accountant (India) designation in 1990 and his MBA (Applied Finance) from Rutgers Graduate School of Management in 1994.
Fiona Wilson, MBA, CFA	Portfolio Manager since the Fund’s inception in April 2014. Ms. Wilson is a portfolio manager for Systematic Strategies at Guardian. Ms. Wilson joined Guardian in 2011 as a portfolio manager in the systematic strategies team. From 2006 to 2011, Ms. Wilson owned and operated an independent financial consulting practice. Ms. Wilson graduated with a Bachelor of Arts degree from the University of Western Ontario in 1985 and obtained her Honours Bachelor of Commerce and MBA degrees from the University of Windsor in 1987 and 1989, respectively. Ms.Wilson holds the Chartered Financial Analyst designation.

60	AMG Funds

Additional Information About the Funds

Fund Management
AMG Managers Lake Partners LASSO Alternatives Fund
Frederick C. Lake	Co-Portfolio Manager of the Fund since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and Treasurer of Lake Partners, which he co-founded in 1989. Mr. Lake has over 35 years of experience in the investment industry. He directs research and portfolio management of investment programs using multiple mutual funds and alternative mutual funds. Mr. Lake received a BA from Harvard University.
Ronald A. Lake	Co-Portfolio Manager of the Fund since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and President of Lake Partners, which he co-founded in 1989. Mr. Lake is editor-in-chief of Evaluating and Implementing Hedge Fund Strategies. He has over 35 years of investment experience. He is responsible for asset allocation, investment strategy and supervision of multi-manager programs focusing on alternative investments, or integrating alternative and traditional investments. Mr. Lake received a BA from Harvard University and an MCRP in public policy from Harvard University.
AMG Managers LMCG Small Cap Growth Fund
Andrew Morey, CFA	Portfolio Manager of AMG Managers LMCG Small Cap Growth Fund since the Fund’s inception in November 2010. Mr. Morey, portfolio manager for LMCG’s Small-and Small/Mid-Cap Growth investment strategies, joined LMCG in February 2012. Mr. Morey has 20 years of investment management experience and prior to joining LMCG, he served as portfolio manager at Crosswind Investments, LLC for Crosswind’s Small-and Small/Mid-Cap investment strategies. Previously, Mr. Morey was the founder and a portfolio manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management as a portfolio manager, and at Gabelli & Co. as a research analyst. Mr. Morey has a BA from Vanderbilt University and an MBA from Columbia Business School and holds the Chartered Financial Analyst designation.
AMG Managers Montag & Caldwell Balanced Fund
Ronald E. Canakaris, CFA, CIC	Lead Portfolio Manager since the Fund’s inception in November 1994. Mr. Canakaris is Chairman and Chief Investment Officer of Montag & Caldwell. Mr. Canakaris has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a BS and a BA from the University of Florida and holds the Chartered Financial Analyst designation His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
Helen M. Donahue, CFA	Co-Portfolio Manager of the Fund since February 2013. Ms. Donahue is a portfolio manager of equities and fixed income at Montag & Caldwell. Ms. Donahue joined Montag & Caldwell in 1997 and has over 25 years of investment industry experience. Prior to joining Montag & Caldwell, she served as an Assistant Vice President and fixed income portfolio manager for Legg Mason Capital Management. Ms. Donahue holds the Chartered Financial Analyst designation. Her professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
AMG Managers Montag & Caldwell Growth Fund
Ronald E. Canakaris, CFA, CIC	Lead Portfolio Manager since the Fund’s inception in November 1994. Please see above.
Andrew W. Jung, CFA	Co-Portfolio Manager since February 2015. Mr. Jung is a Senior Vice President and Co-Director of Research at Montag & Caldwell. Mr. Jung joined Montag & Caldwell in 2001 as a research analyst. Prior to joining Montag & Caldwell, he was an analyst at Strong Capital Management, following the financial services sector for several large-cap growth funds, and at the Robinson-Humphrey Company in Atlanta, where he followed banks and thrifts. He has a BA from Marquette University and an MBA from Emory University, and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
AMG Managers Montag & Caldwell Mid Cap Growth Fund
M. Scott Thompson, CFA	Lead Portfolio Manager of the Fund. Mr. Thompson has served as a Portfolio Manager of the Fund since the Fund’s inception in November 2007. Mr. Thompson is Senior Vice President and Co-Director of Research and a security analyst at Montag & Caldwell. Mr. Thompson joined Montag & Caldwell in 1992 upon graduating from the University of the South with a BA in Economics. He has an MBA from Emory University and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals, for which he formerly served as trustee.

AMG Funds	61

Additional Information About the Funds

Fund Management (CONTINUED)
AMG Managers Value Partners Asia Dividend Fund
Norman Ho, CFA	Portfolio Manager since the Fund’s inception in December 2015. Mr. Ho is a Senior Investment Director of VPHK, where is a key leader in the firm’s investment process with a high degree of responsibility for portfolio management. Mr. Ho joined VPHK in November 1995. He was promoted to the roles of Investment Director and Senior Investment Director in 2010 and January 2014, respectively. Prior to joining VPHK, he was an executive at Dao Heng Securities Limited. Mr. Ho started his career at Ernst & Young. Mr. Ho graduated with a Bachelor’s degree in Social Sciences (majoring in Management Studies) from the University of Hong Kong. He is a CFA charterholder.
Philip Li, CFA	Portfolio Manager since the Fund’s inception in December 2015. Mr. Li is a Senior Fund Manager of VPHK, where he is responsible for the firm’s investment process and portfolio management, as well as the investment team’s operations and communications. He joined VPHK in May 2010 as a Fund Manager and was promoted to the role of Senior Fund Manager in January 2015. Prior to joining VPHK, Mr. Li was a Portfolio Manager at GAM, overseeing managed portfolios and marketing to Asian clients. He had also assumed various portfolio management and marketing roles at Alliance Bernstein and INVESCO. Mr. Li graduated with a Bachelor’s degree in Business from the University of Michigan’s Stephen M. Ross School of Business in 2003. He is a CFA charter holder.
ADDITIONAL INFORMATION
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment manager, subadvisers, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

62	AMG Funds

Additional Information About the Funds

Performance of Subadvisers in Similar Accounts (CONTINUED)
performance of Guardian in similar accounts (guardian global dividend strategy)
The following tables show the performance of a composite of all fully discretionary accounts managed by Guardian in the Guardian Global Dividend strategy, as compared to the performance of a broad-based securities market index. As of December 31, 2016, the composite was comprised of 6 accounts and had assets of $685 million. The investment objective, policies and strategies of the AMG Managers Guardian Capital Global Dividend Fund are substantially similar to those of the accounts comprising the composite.
The performance of the composite does not represent the historical performance of the AMG Managers Guardian Capital Global Dividend Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.
The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. Gross performance of the composite has been adjusted to give effect on a monthly basis to the Fund’s Class N fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. Gross returns are calculated in accordance with Global Investment Performance Standards (GIPS®). In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund.
In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.
Total Return
Year End	Guardian Global Dividend Composite	MSCI World Index
2016	1.83%	7.51%
2015	-2.64%	-0.87%
2014	5.11%	4.94%
2013	14.05%	26.68%
2012	8.00%	15.83%
2011	2.06%	-5.54%
2010	13.75%	11.76%
2009	34.33%	29.99%
2008	-34.79%	-40.71%
2007	11.52%	9.04%
Average Annual Total Return
(For the periods ended December 31, 2016)
Period	Guardian Global Dividend Composite	MSCI World Index
One Year	1.83%	7.51%
Five Years	5.12%	10.41%
Ten Years	3.83%	3.83%
Since Inception[1]	3.83%	3.83%
[1]	Since inception return is computed from January 1, 2007.

AMG Funds	63

Shareholder Guide

Your Account
You may invest in each Fund other than AMG GW&K U.S. Small Cap Growth Fund and AMG Managers Montag & Caldwell Growth Fund by purchasing Class I or Class N shares. You may invest in AMG GW&K U.S. Small Cap Growth Fund by purchasing Class Z, Class I or Class N shares. You may invest in AMG Managers Montag & Caldwell Growth Fund by purchasing Class I, Class N or Class R shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Class N shares of the Funds and the Class R shares of AMG Managers Montag & Caldwell Growth Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and certain classes of shares of the Funds bear shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, Class Z, Class I, Class N and Class R shares are the same, each share representing a proportionate interest in a Fund.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Unless a foreign equity security is fair valued, if there are no reported sales for such security on the valuation date, it may be valued at the last quoted bid price or the mean between the last quoted bid and ask prices. The Board of Trustees has adopted a policy that securities held in each Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

64	AMG Funds

Shareholder Guide

Choosing a Share Class
Investors can choose among the following share classes when investing in the Funds:
•	Class Z
•	Class I
•	Class N
•	Class R
Not all share classes are available for each Fund.
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class R Shares
Class R shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class R’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class R shares also pay distribution (12b-1) fees of 0.50%. See below for more information on 12b-1 fees.
Class N Shares
Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares also pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.
Class I Shares
Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.
Class Z Shares *
Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.
*Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include receipt of distribution (12b-1) fees and/or shareholder servicing fees. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below. With respect to the payment of shareholder servicing fees, shareholder servicing fees are paid out of the assets of each of the Class N and Class I shares of each Fund and Class R shares of AMG Managers Montag & Caldwell Growth Fund (each, a “service fee bearing share class”) on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in a service fee bearing share class. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or a Fund.

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Investing Through an Intermediary (CONTINUED)
Class N and Class I shares of each Fund and Class R shares of AMG Managers Montag & Caldwell Growth Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Investment Manager has voluntarily agreed, through at least February 28, 2018, to waive a portion of the shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the fee and expense changes which took effect October 1, 2016.
The Investment Manager, the Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Funds over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadviser and/or the Distributor, as applicable, not by the Funds or their shareholders, and will not change the NAV or the price of the Funds’ shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

Distribution and Service (12b-1) Fees

In order to pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the Distributor for certain expenses associated with the distribution of Fund shares and administrative services provided to Fund shareholders. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Fund's or class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
AMG Managers Guardian Capital Global Dividend Fund and AMG Managers Value Partners Asia Dividend Fund (for purposes of this section, each an “International Fund” and collectively, the “International Funds”) will deduct a redemption fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares.
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the International Funds are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. Each International Fund reserves the right to waive the Redemption/Exchange Fee on shares when the Investment Manager believes such waiver is in the best interests of the International Fund. Additionally, the Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) effected

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Transaction Policies (CONTINUED)
by the following transactions of Fund shares (if known by the International Fund):
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions of shares purchased as part of wrap programs, model-based programs or similar programs through a Financial Intermediary;
•	Redemptions of shares that were purchased through an employer-sponsored retirement plan;
•	Shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment Manager;
•	Shares purchased through reinvestment of dividend or capital gain distributions;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis);
•	After the announcement or other initial public disclosure by an International Fund of the liquidation of the International Fund or of the merger or reorganization of the International Fund into another fund;
•	Where the application of the Redemption/Exchange Fee would cause an International Fund, or an asset allocation program of which an International Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder;
•	Transaction activity due to processing errors; and
•	Shares exchanged from one share class to another within an International Fund.
Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a Financial Intermediary if the Financial Intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a Financial Intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.
PROCESSING ORDERS
If you sell shares of the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Class N, Class R and Class I shares and $250,000 for Class Z shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Website redemptions are available only for redemptions of less than $50,000 for Class N, Class R and Class I shares and $250,000 for Class Z shares.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account.
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for Class N, Class R and Class I shares and $250,000 and over for Class Z shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Class N, Class R and Class I shares and below $250,000 for Class Z shares.

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How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
	Initial Investment	Additional Investments
Class N:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
• Education Savings Accounts (ESAs) (except Class R)	$1,000	$100
• Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$1,000	$100
Class I:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Class Z:
• Regular Accounts	$5,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000
Class R*:
• Retirement Plans	$2,000	$50
*Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); a trust or plan established primarily for the benefit of any of the foregoing persons; certain omnibus accounts, mutual fund advisory platforms and fee-based investment platforms via a custodian or clearing firm (Class I shares); and certain qualified retirement plans, such as 401(k) plans, 403(b) plans and 457 plans. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadviser intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Class N, Class R or Class I shares or $250,000 or more worth of Class Z shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

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LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	We may redeem your account if its value (i) falls below $500 for Class N shares, $2,000 for Class R shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions you make, or (ii) is below $100, but, in each case, not until after a Fund give you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount.
•	If an investor in Class I shares of a Fund falls below the minimum initial investment required, we may convert your position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert your Fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the Class N. Additionally, we will not convert Class I Fund position(s) where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash. If a Fund makes a redemption-in-kind, the securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a Financial Intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the Financial Intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at Financial Intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

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Investor Services
AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager, as described above, you also may exchange your shares of a Fund through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of a Fund through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.amgfunds.com or contact the Funds at 800.548.4539, or consult your Financial Intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay out income dividends annually in December, with the exception of AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Value Partners Asia Dividend Fund and AMG Managers Guardian Capital Global Dividend Fund. AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Value Partners Asia Dividend Fund and AMG Managers Guardian Capital Global Dividend Fund normally declare and pay out income dividends quarterly.  The Funds normally declare and pay out net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your elections any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

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Certain Federal Income Tax Information
The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be eligible to be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any net capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you typically will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund’s investments in foreign securities, if any, may be subject to foreign taxes. In that case, the Fund’s return on those securities would generally be decreased. The application of certain foreign taxes, including withholding taxes, may be unclear.
If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible to and does so elect, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or if you itemize deductions and so choose, a deduction), for such amounts on your U.S. federal income tax return, subject to certain limitations. If a Fund does not meet the 50% test described above, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income.
In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, including commodity-linked instruments, foreign securities or foreign currencies, and shares of other investment funds, such as ETFs and REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to sell other investments in order to make required distributions).
Because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a fund-level tax. Please see the SAI for more detailed tax information.

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Certain Federal Income Tax Information (CONTINUED)
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

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Financial Highlights

The following Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal years (or since inception). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. The information for the fiscal years ended October 31, 2015, October 31, 2014, October 31, 2013 and October 31, 2012 has been audited and reported on by the Funds’ previous independent registered public accountant. The information for the fiscal year ended October 31, 2016 has been audited and reported on by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report is included in the Funds’ Annual Report, which is available upon request.
	For the fiscal years ended October 31,
AMG GW&K U.S. Small Cap Growth Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$18.59	$22.07	$24.06	$20.52	$20.57
Income from Investment Operations:
Net investment loss (a)	(0.06)	(0.12)	(0.13)	(0.03)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.62)	(0.62)	0.30	5.55	2.09
Total from investment operations	(0.68)	(0.74)	0.17	5.52	1.97
Less Distributions:
Distributions from net realized gain on investments	(14.33)	(2.74)	(2.16)	(1.98)	(2.02)
Total distributions	(14.33)	(2.74)	(2.16)	(1.98)	(2.02)
Net increase (decrease) in net asset value	(15.01)	(3.48)	(1.99)	3.54	(0.05)
Net Asset Value, End of Year	$3.58	$18.59	$22.07	$24.06	$20.52
Total Return(b)	(4.39)%	(4.12)%	0.57%	29.52%	10.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$30,977	$241,283	$336,350	$533,627	$389,125
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.39%	1.31%	1.31%	1.31%	1.28% (d)
After expense reimbursement and/or fee waiver	1.36% (c)	1.31%	1.31%	1.31%	1.28% (d)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(0.81)%	(0.58)%	(0.57)%	(0.16)%	(0.59)%
After expense reimbursement and/or fee waiver	(0.76)%	(0.58)%	(0.57)%	(0.16)%	(0.59)%
Portfolio Turnover	106% (e)	65%	70%	71% (e)(f)	48% (e)
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.
(c) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.35%. On January 12, 2016, the Investment Manager agreed to an expense cap of 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note G to the Financial Statements.
(e) Portfolio Turnover rate excludes securities delivered from processing a redemption in-kind.
(f) Portfolio Turnover rate excludes securities received from processing a subscription in-kind.

AMG Funds	75

Financial Highlights

	For the fiscal years ended October 31,
AMG GW&K U.S. Small Cap Growth Fund Class I	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$19.30	$22.76	$24.69	$20.96	$20.91
Income from Investment Operations:
Net investment income (loss) (a)	(0.05)	(0.07)	(0.07)	0.02	(0.07)
Net realized and unrealized gain (loss) on investments	(0.65)	(0.65)	0.30	5.69	2.14
Total from investment operations	(0.70)	(0.72)	0.23	5.71	2.07
Less Distributions:
Distributions from net realized gain on investments	(14.33)	(2.74)	(2.16)	(1.98)	(2.02)
Total distributions	(14.33)	(2.74)	(2.16)	(1.98)	(2.02)
Net increase (decrease) in net asset value	(15.03)	(3.46)	(1.93)	3.73	0.05
Net Asset Value, End of Year	$4.27	$19.30	$22.76	$24.69	$20.96
Total Return (b)	(4.27)%	(3.93)%	0.86%	29.84%	10.98%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$11,032	$307,403	$469,518	$792,172	$635,663
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.16%	1.06%	1.06%	1.06%	1.03% (d)
After expense reimbursement and/or fee waiver	1.11% (c)	1.06%	1.06%	1.06%	1.03% (d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.57)%	(0.33)%	(0.32)%	0.09%	(0.34)%
After expense reimbursement and/or fee waiver	(0.53)%	(0.33)%	(0.32)%	0.09%	(0.34)%
Portfolio Turnover	106% (e)	65%	70%	71% (e)(f)	48% (e)
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.
(c) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.10%. On January 12, 2016, the Investment Manager agreed to an expense cap of 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note G to the Financial Statements.
(e) Portfolio Turnover rate excludes securities delivered from processing a redemption in-kind.
(f) Portfolio Turnover rate excludes securities received from processing a subscription in-kind.

76	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Fairpointe ESG Equity Fund Class N	2016	2015 (a)
Net Asset Value, Beginning of Year	$9.33	$10.00
Income from Investment Operations:
Net investment income (b)	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.33	(0.73)
Total from investment operations	0.41	(0.67)
Less Distributions:
Distributions from and in excess of net investment income	(0.09)	—
Total distributions	(0.09)	—
Net increase (decrease) in net asset value	0.32	(0.67)
Net Asset Value, End of Year	$9.65	$9.33
Total Return (c)	4.43%	(6.70)% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$546	$2,295
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.63%	3.78% (e)
After expense reimbursement and/or fee waiver	1.15% (f)	1.15% (e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.61)%	(1.93)% (e)
After expense reimbursement and/or fee waiver	0.87%	0.70% (e)
Portfolio Turnover	31%	1% (d)(g)
(a) The commencement of investment operations for AMG Managers Fairpointe ESG Equity Fund Class N shares was December 23, 2014.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.
(f) Effective October 1, 2016, the Fund’s expense cap was reduced to 0.82% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(g) Portfolio Turnover rate excludes securities received from processing a subscription in-kind.

AMG Funds	77

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Fairpointe ESG Equity Fund Class I	2016	2015 (a)
Net Asset Value, Beginning of Year	$9.35	$10.00
Income from Investment Operations:
Net investment income (b)	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.32	(0.73)
Total from investment operations	0.42	(0.65)
Less Distributions:
Distributions from and in excess of net investment income	(0.10)	—
Total distributions	(0.10)	—
Net increase (decrease) in net asset value	0.32	(0.65)
Net Asset Value, End of Year	$9.67	$9.35
Total Return (c)	4.65%	(6.50)% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,489	$4,162
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.51%	3.53% (e)
After expense reimbursement and/or fee waiver	0.90% (f)	0.90% (e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.52)%	(1.68)% (e)
After expense reimbursement and/or fee waiver	1.10%	0.95% (e)
Portfolio Turnover	31%	1% (d)(g)
(a) The commencement of investment operations for AMG Managers Fairpointe ESG Equity Fund Class I shares was December 23, 2014.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.
(f) Effective October 1, 2016, the Fund’s expense cap was reduced to 0.82% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(g) Portfolio Turnover rate excludes securities received from processing a subscription in-kind.

78	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Guardian Capital Global Dividend Fund Class N	2016	2015	2014 (a)
Net Asset Value, Beginning of Year	$10.30	$10.51	$10.00
Income from Investment Operations:
Net investment income	0.22 (b)	0.24	0.13
Net realized and unrealized gain (loss) on investments	(0.62)	(0.23)	0.49
Total from investment operations	(0.40)	0.01	0.62
Less Distributions:
Distributions from and in excess of net investment income	(0.23)	(0.22)	(0.11)
Total Distributions	(0.23)	(0.22)	(0.11)
Net increase (decrease) in net asset value	(0.63)	(0.21)	0.51
Net Asset Value, End of Year	$9.67	$10.30	$10.51
Total Return (c)	(3.91)%	0.07%	6.17% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$997	$1,054	$1,052
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	3.34%	4.10%	5.21% (e)
After expense reimbursement and/or fee waiver	1.30% (f)	1.30%	1.30% (e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	0.20%	(0.53)%	(1.74)% (e)
After expense reimbursement and/or fee waiver	2.24%	2.28%	2.17% (e)
Portfolio Turnover	36%	28%	16% (d)
(a) The commencement of investment operations for AMG Managers Guardian Capital Global Dividend Fund Class N shares was April 11, 2014.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.
(f) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.05% from 1.30%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

AMG Funds	79

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Guardian Capital Global Dividend Fund Class I	2016	2015	2014 (a)
Net Asset Value, Beginning of Year	$10.28	$10.52	$10.00
Income from Investment Operations:
Net investment income	0.23 (b)	0.27	0.14
Net realized and unrealized gain (loss) on investments	(0.60)	(0.25)	0.50
Total from investment operations	(0.37)	0.02	0.64
Less Distributions:
Distributions from and in excess of net investment income	(0.26)	(0.26)	(0.12)
Total Distributions	(0.26)	(0.26)	(0.12)
Net increase (decrease) in net asset value	(0.63)	(0.24)	0.52
Net Asset Value, End of Year	$9.65	$10.28	$10.52
Total Return (c)	(3.68)%	0.14%	6.39% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$27,986	$3,292	$3,211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.82%	3.85%	4.96% (e)
After expense reimbursement and/or fee waiver	1.05%	1.05%	1.05% (e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	0.55%	(0.28)%	(1.49)% (e)
After expense reimbursement and/or fee waiver	2.32%	2.52%	2.42% (e)
Portfolio Turnover	36%	28%	16% (d)
(a) The commencement of investment operations for AMG Managers Guardian Capital Global Dividend Fund Class I shares was April 11, 2014.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.

80	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Lake Partners LASSO Alternatives Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$12.76	$13.64	$13.34	$12.39	$11.94
Income from Investment Operations:
Net investment income (loss) (a)	0.02	(0.04)	(0.07)	0.00 (b)	0.04
Net realized and unrealized gain (loss) on investments	(0.17)	(0.34)	0.50 (c)	1.11	0.59
Total from investment operations	(0.15)	(0.38)	0.43	1.11	0.63
Less Distributions:
Distributions from and in excess of net investment income	—	(0.00) (b)	(0.09)	(0.16)	(0.18)
Distributions from net realized gain on investments	(0.80)	(0.50)	(0.04)	—	—
Total distributions	(0.80)	(0.50)	(0.13)	(0.16)	(0.18)
Net increase (decrease) in net asset value	(0.95)	(0.88)	0.30	0.95	0.45
Net Asset Value, End of Year	$11.81	$12.76	$13.64	$13.34	$12.39
Total Return (d)	(1.18)%	(2.87)%	3.27%	9.05%	5.34%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$32,630	$40,667	$44,386	$54,388	$33,719
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment (e)	1.47%	1.43% (f)	1.41%	1.43% (g)	1.41% (g)(h)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment (e)	1.40% (i)	1.41% (f)	1.43%	1.45% (g)	1.45% (g)(h)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment	0.06%	(0.33)%	(0.51)%	(0.00)% (b)	0.36% (h)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment	0.13%	(0.31)%	(0.53)%	(0.03)%	0.32% (h)
Portfolio Turnover	30%	73%	46%	44%	46%
(a) Per share numbers have been calculated using average shares.
(b) Represents less than ($0.005) or $0.005 per share or less than 0.005%.
(c) Includes capital contribution of less than $0.005 per share.
(d) The total return is calculated using the published Net Asset Value as of fiscal year end.
(e) Does not include expenses of the underlying funds in which the Fund invests.
(f) Effective February 28, 2015, the contractual expense limitation was decreased from 1.45% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(g) Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for each of the fiscal years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(h) Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the fiscal year ended October 31, 2012.
(i) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.09% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

AMG Funds	81

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Lake Partners LASSO Alternatives Fund Class I	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$12.81	$13.69	$13.38	$12.42	$11.97
Income from Investment Operations:
Net investment income (loss) (a)	0.07	(0.01)	(0.04)	0.03	0.07
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33) (b)	0.51 (b)	1.11	0.59
Total from investment operations	(0.12)	(0.34)	0.47	1.14	0.66
Less Distributions:
Distributions from and in excess of net investment income	(0.03)	(0.04)	(0.12)	(0.18)	(0.21)
Distributions from net realized gain on investments	(0.80)	(0.50)	(0.04)	—	—
Total distributions	(0.83)	(0.54)	(0.16)	(0.18)	(0.21)
Net increase (decrease) in net asset value	(0.95)	(0.88)	0.31	0.96	0.45
Net Asset Value, End of Year	$11.86	$12.81	$13.69	$13.38	$12.42
Total Return (c)	(0.91)%	(2.62)%	3.56%	9.31%	5.56%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$70,054	$169,072	$477,157	$416,475	$253,343
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment (d)	1.22%	1.18% (e)	1.16%	1.18% (f)	1.16% (f)(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment (d)	1.15% (h)	1.16% (e)	1.18%	1.20% (f)	1.20% (f)(g)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment	0.49%	(0.08)%	(0.26)%	0.25%	0.61% (g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment	0.57%	(0.06)%	(0.28)%	0.22%	0.57% (g)
Portfolio Turnover	30%	73%	46%	44%	46%
(a) Per share numbers have been calculated using average shares.
(b) Includes capital contribution of less than $0.005 per share.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Does not include expenses of the underlying funds in which the Fund invests.
(e) Effective February 28, 2015, the contractual expense limitation was decreased from 1.20% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(f) Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the fiscal years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(g) Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the fiscal year ended October 31, 2012.
(h) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.09% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

82	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers LMCG Small Cap Growth Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$14.47	$14.76	$14.71	$11.42	$9.95
Income from Investment Operations:
Net investment income (loss) (a)	(0.11)	(0.15)	(0.13)	0.00 (b)	(0.12)
Net realized and unrealized gain (loss) on investments	(2.17)	0.40	2.21	4.18	1.59
Total from investment operations	(2.28)	0.25	2.08	4.18	1.47
Less Distributions:
Distributions from net realized gain on investments	(0.00) (b)	(0.54)	(2.03)	(0.89)	—
Total distributions	(0.00) (b)	(0.54)	(2.03)	(0.89)	—
Net increase (decrease) in net asset value	(2.28)	(0.29)	0.05	3.29	1.47
Net Asset Value, End of Year	$12.19	$14.47	$14.76	$14.71	$11.42
Total Return (c)	(15.74)%	1.65%	15.18%	39.31%	14.77%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$53,816	$154,394	$37,099	$32,045	$5,659
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.51%	1.53%	1.67%	2.03%	2.86%
After expense reimbursement and/or fee waiver	1.35% (d)	1.35%	1.35%	1.35%	1.35%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(1.00)%	(1.18)%	(1.22)%	(0.66)%	(2.68)%
After expense reimbursement and/or fee waiver	(0.84)%	(1.00)%	(0.90)%	0.02%	(1.17)%
Portfolio Turnover	138%	79%	144%	186% (e)	168% (f)
(a) Per share numbers have been calculated using average shares.
(b) Less than $0.005 or $(0.005) per share.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(e) Portfolio Turnover rate excludes securities received from the reorganization.
(f) Portfolio Turnover rate excludes securities delivered from processing a redemption in-kind.

AMG Funds	83

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers LMCG Small Cap Growth Fund Class I	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$14.64	$14.89	$14.81	$11.46	$9.97
Income from Investment Operations:
Net investment income (loss) (a)	(0.08)	(0.12)	(0.09)	0.04	(0.10)
Net realized and unrealized gain (loss) on investments	(2.20)	0.41	2.23	4.20	1.59
Total from investment operations	(2.28)	0.29	2.14	4.24	1.49
Less Distributions:
Distributions from and in excess of net investment income	—	—	(0.03)	—	—
Distributions from net realized gain on investments	(0.00) (b)	(0.54)	(2.03)	(0.89)	—
Total distributions	(0.00) (b)	(0.54)	(2.06)	(0.89)	—
Net increase (decrease) in net asset value	(2.28)	(0.25)	0.08	3.35	1.49
Net Asset Value, End of Year	$12.36	$14.64	$14.89	$14.81	$11.46
Total Return (c)	(15.56)%	1.91%	15.51%	39.72%	14.95%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$58,020	$76,989	$15,083	$8,496	$755
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.25%	1.28%	1.42%	1.78%	2.61%
After expense reimbursement and/or fee waiver	1.10% (d)	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.74)%	(0.93)%	(0.97)%	(0.41)%	(2.43)%
After expense reimbursement and/or fee waiver	(0.59)%	(0.75)%	(0.65)%	0.27%	(0.92)%
Portfolio Turnover	138%	79%	144%	186% (e)	168% (f)
(a) Per share numbers have been calculated using average shares.
(b) Less than $0.005 or $(0.005) per share.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.
(e) Portfolio Turnover rate excludes securities received from the reorganization.
(f) Portfolio Turnover rate excludes securities delivered from processing a redemption in-kind.

84	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Balanced Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$23.83	$24.68	$23.81	$21.46	$20.09
Income from Investment Operations:
Net investment income (a)	0.11	0.10	0.12	0.21	0.16
Net realized and unrealized gain (loss) on investments	(0.17)	1.31	1.70	2.43	1.45
Total from investment operations	(0.06)	1.41	1.82	2.64	1.61
Less Distributions:
Distributions from and in excess of net investment income	(0.15)	(0.18)	(0.21)	(0.29)	(0.24)
Distributions from net realized gain on investments	(1.04)	(2.08)	(0.74)	—	—
Total distributions	(1.19)	(2.26)	(0.95)	(0.29)	(0.24)
Net increase (decrease) in net asset value.	(1.25)	(0.85)	0.87	2.35	1.37
Net Asset Value, End of Year	$22.58	$23.83	$24.68	$23.81	$21.46
Total Return (b)	(0.28)%	6.01%	7.83%	12.40%	8.03%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,373	$26,607	$20,446	$22,425	$31,536
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.31%	1.44%	1.43%	1.37%	1.42%
After expense reimbursement and/or fee waiver	1.20% (c)	1.20%	1.20%	1.20%	1.22%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.35%	0.19%	0.26%	0.77%	0.57%
After expense reimbursement and/or fee waiver	0.46%	0.43%	0.50%	0.94%	0.77%
Portfolio Turnover	85%	36%	27%	35%	35%
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.
(c) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.04% from 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

AMG Funds	85

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Balanced Fund Class I	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$23.75	$24.60	$23.76	$21.41	$20.05
Income from Investment Operations:
Net investment income (a)	0.13	0.12	0.14	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.17)	1.31	1.70	2.43	1.44
Total from investment operations	(0.04)	1.43	1.84	2.66	1.63
Less Distributions:
Distributions from and in excess of net investment income	(0.17)	(0.20)	(0.26)	(0.31)	(0.27)
Distributions from net realized gain on investments	(1.04)	(2.08)	(0.74)	—	—
Total distributions	(1.21)	(2.28)	(1.00)	(0.31)	(0.27)
Net increase (decrease) in net asset value .	(1.25)	(0.85)	0.84	2.35	1.36
Net Asset Value, End of Year	$22.50	$23.75	$24.60	$23.76	$21.41
Total Return (b)	(0.19)%	6.13%	7.92%	12.53%	8.14%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,091	$3,518	$1,934	$1,839	$1,930
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.22%	1.34%	1.33%	1.27%	1.30%
After expense reimbursement and/or fee waiver	1.10% (c)	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.43%	0.29%	0.36%	0.87%	0.69%
After expense reimbursement and/or fee waiver	0.55%	0.53%	0.60%	1.04%	0.89%
Portfolio Turnover	85%	36%	27%	35%	35%
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.
(c) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.04% from 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

86	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$26.67	$29.59	$28.68	$25.31	$24.72
Income from Investment Operations:
Net investment income (a)	0.05	0.07	0.10	0.23	0.15
Net realized and unrealized gain (loss) on investments	(0.33)	2.06	2.93	5.07	2.45
Total from investment operations	(0.28)	2.13	3.03	5.30	2.60
Less Distributions:
Distributions from and in excess of net investment income	(0.08)	(0.05)	(0.16)	(0.22)	(0.13)
Distributions from net realized gain on investments	(6.75)	(5.00)	(1.96)	(1.71)	(1.88)
Total distributions	(6.83)	(5.05)	(2.12)	(1.93)	(2.01)
Net increase (decrease) in net asset value	(7.11)	(2.92)	0.91	3.37	0.59
Net Asset Value, End of Year	$19.56	$26.67	$29.59	$28.68	$25.31
Total Return (b)	(1.77)%	7.93%	10.98%	22.61%	11.40%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$519,008	$835,725	$1,344,317	$2,190,074	$1,908,663
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.12%	1.05%	1.03%	1.04%	1.05%
After expense reimbursement and/or fee waiver	1.12%	1.05%	1.03%	1.04%	1.05%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.25%	0.28%	0.34%	0.88%	0.60%
After expense reimbursement and/or fee waiver	0.25%	0.28%	0.34%	0.88%	0.60%
Portfolio Turnover	64%	12%	47%	51%	46%
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.

AMG Funds	87

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class I	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$26.82	$29.80	$28.87	$25.46	$24.85
Income from Investment Operations:
Net investment income (a)	0.10	0.14	0.17	0.30	0.21
Net realized and unrealized gain (loss) on investments	(0.31)	2.06	2.96	5.10	2.47
Total from investment operations	(0.21)	2.20	3.13	5.40	2.68
Less Distributions:
Distributions from and in excess of net investment income	(0.16)	(0.18)	(0.24)	(0.28)	(0.19)
Distributions from net realized gain on investments	(6.75)	(5.00)	(1.96)	(1.71)	(1.88)
Total distributions	(6.91)	(5.18)	(2.20)	(1.99)	(2.07)
Net increase (decrease) in net asset value	(7.12)	(2.98)	0.93	3.41	0.61
Net Asset Value, End of Year	$19.70	$26.82	$29.80	$28.87	$25.46
Total Return (b)	(1.51)%	8.21%	11.26%	22.95%	11.67%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$820,318	$1,344,231	$2,784,650	$3,035,623	$2,406,145
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	0.87%	0.80%	0.78%	0.79%	0.80%
After expense reimbursement and/or fee waiver	0.87%	0.80%	0.78%	0.79%	0.80%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.50%	0.53%	0.59%	1.13%	0.85%
After expense reimbursement and/or fee waiver	0.50%	0.53%	0.59%	1.13%	0.85%
Portfolio Turnover	64%	12%	47%	51%	46%
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.

88	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class R	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$26.22	$29.21	$28.33	$25.02	$24.45
Income from Investment Operations:
Net investment income (loss) (a)	(0.00) (b)	0.01	0.03	0.16	0.09
Net realized and unrealized gain (loss) on investments	(0.31)	2.01	2.91	5.01	2.43
Total from investment operations	(0.31)	2.02	2.94	5.17	2.52
Less Distributions:
Distributions from and in excess of net investment income	(0.02)	(0.01)	(0.10)	(0.15)	(0.07)
Distributions from net realized gain on investments	(6.75)	(5.00)	(1.96)	(1.71)	(1.88)
Total distributions	(6.77)	(5.01)	(2.06)	(1.86)	(1.95)
Net increase (decrease) in net asset value .	(7.08)	(2.99)	0.88	3.31	0.57
Net Asset Value, End of Year	$19.14	$26.22	$29.21	$28.33	$25.02
Total Return (c)	(2.02)%	7.66%	10.74%	22.30%	11.10%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,458	$5,877	$7,701	$10,099	$8,771
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.37%	1.30%	1.28%	1.29%	1.30%
After expense reimbursement and/or fee waiver	1.37%	1.30%	1.28%	1.29%	1.30%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.02)%	0.03%	0.09%	0.63%	0.35%
After expense reimbursement and/or fee waiver	(0.02)%	0.03%	0.09%	0.63%	0.35%
Portfolio Turnover	64%	12%	47%	51%	46%
(a) Per share numbers have been calculated using average shares.
(b) Less than $(0.005) per share.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.

AMG Funds	89

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Mid Cap Growth Fund Class N	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$11.57	$11.99	$12.77	$10.36	$9.71
Income from Investment Operations:
Net investment loss	(0.07) (a)	(0.08)	(0.06) (a)	(0.07)	(0.07) (a)
Net realized and unrealized gain on investments	0.02	0.65	1.20	2.58	0.72
Total from investment operations	(0.05)	0.57	1.14	2.51	0.65
Less Distributions:
Distributions from net realized gain on investments	(1.33)	(0.99)	(1.92)	(0.10)	—
Total distributions	(1.33)	(0.99)	(1.92)	(0.10)	—
Net increase (decrease) in net asset value	(1.38)	(0.42)	(0.78)	2.41	0.65
Net Asset Value, End of Year	$10.19	$11.57	$11.99	$12.77	$10.36
Total Return (b)	(0.60)%	4.81%	9.75%	24.51%	6.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,216	$4,890	$7,633	$11,402	$7,369
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.12%	2.10%	2.16%	1.85%	2.50%
After expense reimbursement and/or fee waiver	1.25% (d)	1.25%	1.25%	1.25%	1.25% (c)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(1.51)%	(1.46)%	(1.45)%	(1.18)%	(1.88)%
After expense reimbursement and/or fee waiver	(0.64)%	(0.60)%	(0.55)%	(0.58)%	(0.63)%
Portfolio Turnover	39%	58%	33%	74%	37%
(a) Per share numbers have been calculated using average shares.
(b) The total return is calculated using the published Net Asset Value as of fiscal year end.
(c) Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Investment Manager removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.
(d) Effective October 1, 2016, the Fund’s expense cap was reduced to 0.95% from 1.25%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016.

90	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Mid Cap Growth Fund Class I	2016	2015	2014 (a)
Net Asset Value, Beginning of Year	$11.61	$12.00	$11.36
Income from Investment Operations:
Net investment loss	(0.04) (b)	(0.04)	(0.04) (b)
Net realized and unrealized gain on investments	0.01	0.64	0.68
Total from investment operations	(0.03)	0.60	0.64
Less Distributions:
Distributions from net realized gain on investments	(1.33)	(0.99)	—
Total distributions	(1.33)	(0.99)	—
Net increase (decrease) in net asset value	(1.36)	(0.39)	0.64
Net Asset Value, End of Year	$10.25	$11.61	$12.00
Total Return (c)	(0.41)%	5.08%	5.63% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,982	$6,163	$3,867
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.86%	1.85%	2.27% (f)
After expense reimbursement and/or fee waiver	1.00% (e)	1.00%	1.00% (f)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(1.24)%	(1.21)%	(1.95)% (f)
After expense reimbursement and/or fee waiver	(0.38)%	(0.35)%	(0.68)% (f)
Portfolio Turnover	39%	58%	33% (d)
(a) The commencement of investment operations for AMG Managers Montag & Caldwell Mid Cap Growth Fund Class I shares was May 13, 2014.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Effective October 1, 2016, the Fund’s expense cap was reduced to 0.95% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016 .
(f) Annualized.

AMG Funds	91

Financial Highlights

For the fiscal year ended October 31,
AMG Managers Value Partners Asia Dividend Fund Class N	2016 (a)
Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations:
Net investment income (b)	0.24
Net realized and unrealized gain on investments	0.59
Total from investment operations	0.83
Less Distributions:
Distributions from and in excess of net investment income	(0.20)
Net increase in net asset value	0.63
Net Asset Value, End of Year	$10.63
Total Return (c)	8.39% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$808
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	4.18% (e)
After expense reimbursement and/or fee waiver	1.40% (e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.05)% (e)
After expense reimbursement and/or fee waiver	2.74% (e)
Portfolio Turnover	51% (d)
(a) The commencement of investment operations for AMG Managers Value Partners Asia Dividend Fund Class N shares was December 16, 2015.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.
(f) Effective October 1, 2016, the Fund’s expense cap was reduced to 1.15% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal period ended October 31, 2016.

92	AMG Funds

Financial Highlights

For the fiscal year ended October 31,
AMG Managers Value Partners Asia Dividend Fund Class I	2016 (a)
Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations:
Net investment income (b)	0.27
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.85
Less Distributions:
Distribution from and in excess of net investment income	(0.22)
Net increase in net asset value	0.63
Net Asset Value, End of Year	$10.63
Total Return (c)	8.60% (d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,283
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	3.94% (e)
After expense reimbursement and/or fee waiver	1.15% (e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.20% (e)
After expense reimbursement and/or fee waiver	2.99% (e)
Portfolio Turnover	51% (d)
(a) The commencement of investment operations for AMG Managers Value Partners Asia Dividend Fund Class I shares was December 16, 2015.
(b) Per share numbers have been calculated using average shares.
(c) The total return is calculated using the published Net Asset Value as of fiscal year end.
(d) Not annualized.
(e) Annualized.

AMG Funds	93

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How To Contact Us

AMG GW&K U.S. Small Cap Growth Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Value Partners Asia Dividend Fund
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.835.3879
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
Mutual Funds Custody
111 Sander Creek Parkway 2nd Floor
East Syracuse, New York 13057
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

AMG Funds	97

AMG Funds
Prospectus
February 27, 2017 (As revised October 1, 2017)

Where to find additional information
The Funds' Statement of Additional Information (the “SAI”) contains additional information about the Funds and its investments. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Funds, including the Funds' current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds' SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2017 AMG Funds LLC
Investment Company Act Registration Number 811-06520

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P092-1017